Income Taxes (FY) (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for loan losses	$ 1,561	$ 1,932
Fair value adjustments	4,829	3,744
Foreclosed real estate	301	539
Deferred compensation	849	415
State net operating loss carryforward	0	0
Other	849	561
Total deferred tax assets	8,389	7,191
Deferred tax liabilities:
Accumulated depreciation	1,194	1,903
Core deposit intangible	1,945	946
Other	223	639
Total deferred tax liabilities	3,362	3,488
Net deferred tax asset	$ 5,027	$ 3,703